COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 10 – COMMITMENTS AND CONTINGENCIES

Management Consulting Agreement

In September 2012, the Company entered into three-month renewable Consulting Agreement with Llew Watkins (“Watkins”). The agreement calls for the consultant to provide, on a part-time basis, management consulting for the Company. These services include providing general consulting services relating to development of new business ventures, providing general advice on capital structuring, performing due diligence related to potential business arrangements, and providing introductions that may lead to additional capital investments.

For consideration of the above-referenced services, the Company shall pay to Consultant 5% equity, as nondilutional shares of the Company’s common stock (the "Shares"), issued at time of S-1 filing. The Consultant shall receive 10% introduction fee of the gross funds received by the Company or handling fee for any investor introduced or introduction that leads to an investment within the period of 2 years of the introduction.

In December 2013, the Company agreement to compensate Llew Watkins 25,000,000 shares of the Company's common stock at a fair market value of $.004

Mr. Watkins will also be employed as the Company’s Investor Relations Director, will be paid $3,500 per month as salary for performing the Company’s public relations responsibilities once the Company’s Registration Statement on Form S-1 (“S-1”) is accepted and the Company begins its first month of trading its Shares.

Professional Services Agreement - IOTA Capital Corp.

In September 2013, the Company entered into three-year Consulting Agreement with IOTA Capital Corp. (“IOTA”). The agreement calls for the consultant to provide, on a part-time basis, marketing, business development and consulting services for the Company.

For consideration of the above-referenced services, the Company agreed to the Consultant 26,950,000 shares of the Company’s common stock (the "Shares"), issued at time of S-1 filing. The Company and consultant have amended the agreement to provide the issuance of 50% of the shares earned upon execution of the Consulting Agreement at a fair market value of $.004 per share and quarterly installments based upon a cash value methodology to value the each quarters installments as the Company, at the current time, has no readily determinable trading value of its common stock.

The issuance of the resulting shares are as follows:

Award of Shares	IOTA CAPITAL CORP.
Earned upon execution of the Consulting Agreement	13,475,000.00
Year one Quarter Two	6,737,500.00
Year one Quarter Three	3,368,750.00
Year one Quarter Four	3,368,750.00

Total Shares	26,950,000.00

Professional Services Agreement - Keystone Trading, Ltd.

In September 2013, the Company entered into three-year Consulting Agreement with Keystone Trading, Ltd. (“Keystone”). The agreement calls for the consultant to provide, on a part-time basis, marketing, business development and consulting services for the Company.

For consideration of the above-referenced services, the Company agreed to the Consultant 30,000,000 shares of the Company’s common stock (the "Shares"), issued at time of S-1 filing. The Company and consultant have amended the agreement to provide the issuance of 50% of the shares earned upon execution of the Consulting Agreement at a fair market value of $.004 per share and quarterly installments based upon a cash value methodology to value the each quarters installments as the Company, at the current time, has no readily determinable trading value of its common stock.

The issuance of the resulting shares are as follows:

Award of Shares	KEYSTONE TRADING LTD
Earned upon execution of the Consulting Agreement	15,000,000.00
Year one Quarter Two	7,500,000.00
Year one Quarter Three	3,750,000.00
Year one Quarter Four	3,750,000.00

Total Shares	30,000,000.00

Consulting Agreement – Development of Real Time Platform

On October 1, 2012 the Company entered into an agreement with an independent contractor to help develop the Real Time Platform for the Company’s Option Portfolio Pro Software. The agreement calls for a monthly payment of $1,000 and for a bonus payment upon completion of the project of $40,000. As of March 31, 2015 and 2014, an amount of $3,000 and $3,000 has been expensed in connection with monthly payments under the agreement, respectively.

Patent License Agreement

On October 1, 2012, the Company entered into a Patent License Agreement ("Agreement”) which is a platform for customizing a derivative portfolio trading strategy, with OptionTech, LLC (“Licensor”), a Texas limited liability company. Licensor granted the Company the exclusive, world-wide right and license to make, have made, use and sell licensed products for use in the financial research and trading industry. The Company may sublicense such right and license to the Company’s customers and to users of the Company and its customer's products; provided the Company remains responsible for payment of the royalty due.

The Company agreed to pay Licensor during the term of this Agreement a royalty of One U.S. Dollar ($1.00) per month for each subscriber to which the Company has sold a Licensed Product (“Subscriber”). A Licensed Product will be considered sold or used when the Company has billed the Subscriber. Royalties paid on Licensed Products, which are not accepted or are returned by the purchaser within sixty (60) days of delivery, shall be credited to the Company.

The Company’s obligation to pay royalties shall cease upon the earlier of (i) the expiration of the Patents or (ii) the termination of this Agreement. The Patents shall be deemed to have expired upon the judgment of invalidity or unpatentability by a court or administrative agency of competent jurisdiction from which no appeal is taken or can be taken.

The Company will be deemed to be in default hereunder if (i) the Company fails to pay any sum due and payable within thirty (30) days after notice from Licensor that the same has become due and payable, (ii) the Company breaches any material covenant made by it hereunder and fails to remedy such breach within thirty (30) days after notice thereof from Licensor, or (iii) the Company fails to render an accounting statement and payment for all royalties due within one hundred twenty (120) days of the end of each calendar year (which failure is not cured within thirty (30) days after notice of such failure from Licensor). In the event of the Company’s default hereunder, Licensor may terminate this Agreement by giving the Company written notice of termination.

NOTE 11 – COMMITMENTS AND CONTINGENCIES

Management Consulting Agreement

In September 2012, the Company entered into three-month renewable Consulting Agreement with Llew Watkins (“Watkins”). The agreement calls for the consultant to provide, on a part-time basis, management consulting for the Company. These services include providing general consulting services relating to development of new business ventures, providing general advice on capital structuring, performing due diligence related to potential business arrangements, and providing introductions that may lead to additional capital investments.

For consideration of the above-referenced services, the Company shall pay to Consultant 5% equity, as nondilutional shares of the Company’s common stock (the "Shares"), issued at time of S-1 filing. The Consultant shall receive 10% introduction fee of the gross funds received by the Company or handling fee for any investor introduced or introduction that leads to an investment within the period of 2 years of the introduction.

In December 2013, the Company agreement to compensate Llew Watkins 25,000,000 shares of the Company's common stock at a fair market value of $.004

Mr. Watkins will also be employed as the Company’s Investor Relations Director, will be paid $3,500 per month as salary for performing the Company’s public relations responsibilities once the Company’s Registration Statement on Form S-1 (“S-1”) is accepted and the Company begins its first month of trading its Shares.

Professional Services Agreement - IOTA Capital Corp.

In September 2013, the Company entered into three-year Consulting Agreement with IOTA Capital Corp. (“IOTA”). The agreement calls for the consultant to provide, on a part-time basis, marketing, business development and consulting services for the Company.

For consideration of the above-referenced services, the Company agreed to the Consultant 26,950,000 shares of the Company’s common stock (the "Shares"), issued at time of S-1 filing. The Company and consultant have amended the agreement to provide the issuance of 50% of the shares earned upon execution of the Consulting Agreement at a fair market value of $.004 per share and quarterly installments based upon a cash value methodology to value the each quarters installments as the Company, at the current time, has no readily determinable trading value of its common stock.

The issuance of the resulting shares are as follows:

Award of Shares	IOTA CAPITAL CORP.
Earned upon execution of the Consulting Agreement	13,475,000.00
Year one Quarter Two	6,737,500.00
Year one Quarter Three	3,368,750.00
Year one Quarter Four	3,368,750.00

Total Shares	26,950,000.00

Professional Services Agreement - Keystone Trading, Ltd.

In September 2013, the Company entered into three-year Consulting Agreement with Keystone Trading, Ltd. (“Keystone”). The agreement calls for the consultant to provide, on a part-time basis, marketing, business development and consulting services for the Company.

For consideration of the above-referenced services, the Company agreed to the Consultant 30,000,000 shares of the Company’s common stock (the "Shares"), issued at time of S-1 filing. The Company and consultant have amended the agreement to provide the issuance of 50% of the shares earned upon execution of the Consulting Agreement at a fair market value of $.004 per share and quarterly installments based upon a cash value methodology to value the each quarters installments as the Company, at the current time, has no readily determinable trading value of its common stock.

The issuance of the resulting shares are as follows:

Award of Shares	KEYSTONE TRADING LTD
Earned upon execution of the Consulting Agreement	15,000,000.00
Year one Quarter Two	7,500,000.00
Year one Quarter Three	3,750,000.00
Year one Quarter Four	3,750,000.00

Total Shares	30,000,000.00

 Consulting Agreement – Development of Real Time Platform

On October 1, 2012 the Company entered into an agreement with an independent contractor to help develop the Real Time Platform for the Company’s Option Portfolio Pro Software. The agreement calls for a monthly payment of $1,000 and for a bonus payment upon completion of the project of $40,000. As of December 31, 2014 and 2013, an amount of $12,000 and $12,000 has been expensed in connection with monthly payments under the agreement, respectively.

Patent License Agreement

On October 1, 2012, the Company entered into a Patent License Agreement ("Agreement”) which is a platform for customizing a derivative portfolio trading strategy, with OptionTech, LLC (“Licensor”), a Texas limited liability company. Licensor granted the Company the exclusive, world-wide right and license to make, have made, use and sell licensed products for use in the financial research and trading industry. The Company may sublicense such right and license to the Company’s customers and to users of the Company and its customer's products; provided the Company remains responsible for payment of the royalty due.

The Company agreed to pay Licensor during the term of this Agreement a royalty of One U.S. Dollar ($1.00) per month for each subscriber to which the Company has sold a Licensed Product (“Subscriber”). A Licensed Product will be considered sold or used when the Company has billed the Subscriber. Royalties paid on Licensed Products, which are not accepted or are returned by the purchaser within sixty (60) days of delivery, shall be credited to the Company.

The Company’s obligation to pay royalties shall cease upon the earlier of (i) the expiration of the Patents or (ii) the termination of this Agreement. The Patents shall be deemed to have expired upon the judgment of invalidity or unpatentability by a court or administrative agency of competent jurisdiction from which no appeal is taken or can be taken.

The Company will be deemed to be in default hereunder if (i) the Company fails to pay any sum due and payable within thirty (30) days after notice from Licensor that the same has become due and payable, (ii) the Company breaches any material covenant made by it hereunder and fails to remedy such breach within thirty (30) days after notice thereof from Licensor, or (iii) the Company fails to render an accounting statement and payment for all royalties due within one hundred twenty (120) days of the end of each calendar year (which failure is not cured within thirty (30) days after notice of such failure from Licensor). In the event of the Company’s default hereunder, Licensor may terminate this Agreement by giving the Company written notice of termination.